Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives of assets	7%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives of assets	Over the shorter of the related lease period or the life of the asset
Minimum [Member] | Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives of assets	15%
Maximum [Member] | Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives of assets	33%